Trade payables and short-term contract liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Provisions for retirement benefit obligations
Trade payables	€ 26,017	€ 32,862	€ 37,679
Short-term contract liabilities		0	6
Trade payables and other current liabilities	€ 26,017	€ 32,863	€ 37,685